Consolidated Statements of Cash Flows (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Cash flows from operating activities:
Net income	¥ 95,014	¥ 67,351	¥ 84,758
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	76,151	73,597	73,120
Provision for doubtful accounts and loss on bad debts	252	238	370
Write-down of inventories	7,256	11,507	11,486
Deferred income taxes (Note 15)	10,354	(5,643)	(4,064)
Gains on sales of securities, net	(2,875)	(4,542)	(337)
Foreign currency adjustments	(1,975)	(2,003)	(759)
Change in assets and liabilities:
(Increase) decrease in receivables	47,306	(14,876)	(3,803)
Increase in inventories	(25,160)	(13,910)	(39,762)
Decrease in advance payment	6,718	2,872	3,507
(Increase) decrease in other current assets	943	2,035	(1,094)
Decrease in notes and accounts payable	(34,589)	(35,557)	(10,092)
Increase (decrease) in accrued income taxes	490	8,151	(6,680)
Increase (decrease) in other current liabilities	(26,825)	9,242	4,411
Increase (decrease) in other non-current liabilities	(3,628)	14,739	(5,287)
Other, net	(291)	(3,712)	3,291
Net cash provided by operating activities	149,141	109,489	109,065
Cash flows from investing activities:
Payments for purchases of available-for-sale securities	(38,530)	(30,052)	(18,970)
Payments for purchases of held-to-maturity securities	(131,016)	(49,583)	(74,369)
Proceeds from sales and maturities of available-for-sale securities	43,432	37,593	29,346
Proceeds from maturities of held-to-maturity securities	73,623	71,167	74,083
Acquisitions of businesses, net of cash acquired (Notes 2 and 19)	(15,975)	(18,533)	(35,454)
Investment in affiliates	(871)	(2,150)	(793)
Payments for purchases of property, plant and equipment	(50,890)	(58,416)	(67,765)
Payments for purchases of intangible assets	(6,722)	(6,553)	(6,744)
Acquisition of time deposits and certificate of deposits	(260,241)	(289,694)	(258,032)
Withdrawal of time deposits and certificate of deposits	284,829	276,436	299,531
Other, net	1,220	3,643	3,116
Net cash used in investing activities	(101,141)	(66,142)	(56,051)
Cash flows from financing activities:
Decrease in short-term debt, net (Note 2)	(213)	(1,465)	(13,615)
Proceeds from issuance of long-term debt	10,671	9,055	10,141
Payments of long-term debt (Note 2)	(13,247)	(12,733)	(19,166)
Dividends paid	(28,624)	(24,336)	(25,874)
Purchase of treasury stock	(68)	(30)	(540)
Other, net	(1,324)	(1,922)	(1,715)
Net cash used in financing activities	(32,805)	(31,431)	(50,769)
Effect of exchange rate changes on cash and cash equivalents	14,525	20,250	(2,428)
Net increase (decrease) in cash and cash equivalents	29,720	32,166	(183)
Cash and cash equivalents at beginning of year	305,454	273,288	273,471
Cash and cash equivalents at end of year	¥ 335,174	¥ 305,454	¥ 273,288